Tanbreez Acquisition - Schedule of Tanbreez Acquisition (Details)	Apr. 29, 2026 USD ($) $ / shares
Fair value of equity instruments issued by CRML
CRML share consideration price at 29 April 2026 (in Dollars per share) | $ / shares	$ 11.38
Total number of shares issued to acquire the 50.5% controlling interest in Tanbreez	$ 14,500,000
Total purchase price as at the acquisition date	165,010,000
Carrying value of existing 42% interest in shares (transferred from joint ventures)	111,497,029
Additional 50.5% interest acquired on 29 April 2026	165,010,000
Total CRML’s acquisition of Tanbree	276,507,029
Non-controlling interest initially recognized	24,506,436
Total	301,013,465
Cash and cash equivalent	1,762,010
Exploration and evaluations	307,495,098
Property and plant and equipment	8,139,758
Trade and other payables	(152,116)
Funding from related party – CRML	(15,407,018)
Funding from related party – European Lithium Ltd	(824,267)
Net assets recognised on acquisition	$ 301,013,465